COLUMBIA FUNDS VARIABLE INSURANCE TRUST

225 Franklin Street

Boston, MA 02110

May 2, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust (the Registrant)

Columbia Variable Portfolio - Asset Allocation Fund

Columbia Variable Portfolio - Contrarian Core Fund

Columbia Variable Portfolio - Diversified Absolute Return Fund

Columbia Variable Portfolio – Long Government/Credit Bond Fund (formerly known as Columbia Variable Portfolio - Core Bond Fund)

Columbia Variable Portfolio - Managed Volatility Conservative Fund

Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund

Columbia Variable Portfolio - Managed Volatility Growth Fund

Columbia Variable Portfolio - Select Large Cap Growth Fund

Columbia Variable Portfolio - Small Cap Value Fund

Columbia Variable Portfolio - Small Company Growth Fund

Columbia Variable Portfolio - Strategic Income Fund

Variable Portfolio - AQR Managed Futures Strategy Fund

Variable Portfolio - Lazard International Equity Advantage Fund (formerly known as Variable Portfolio - Pyrford International Equity Fund)

Variable Portfolio - Multi-Manager Diversified Income Fund

Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund

  (collectively, the Funds)

Post-Effective Amendment No. 65

File Nos. 033-14954 /811-05199

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 65 (Amendment). This Amendment was filed electronically on April 28, 2016.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Kayla Sylvia at (617) 385-9539.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Variable Insurance Trust